New IFRS Standards	12 Months Ended
Dec. 31, 2024
New IFRS Standards
New IFRS Standards

5. New IFRS Standards

(a) Adoption of New IFRS Standards

The standards, amendments and interpretations that are adopted up to the date of authorization of the company’s consolidated financial statements, and that may have an impact on the disclosures and financial position of the company, are disclosed below.

The company adopted the IASB ‘s Non-current Liabilities with Covenants (Amendments to IAS 1) on January 1, 2024. The amendments improved the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. There was no material impact to the consolidated financial statements as a result of the initial application.

The company adopted the IASB’s Lease Liability in a Sale and Leaseback (Amendments to IFRS 16) on January 1, 2024. The amendments add subsequent measurement requirements for sale and leaseback transactions. There was no impact to the consolidated financial statements as a result of the initial application.

(b) Recently Announced Accounting Pronouncements

The standards, amendments and interpretations that are issued, but not yet effective up to the date of authorization of the company’s consolidated financial statements, and that may have an impact on the disclosures and financial position of the company, are disclosed below. The company intends to adopt these standards, amendments and interpretations when they become effective.

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements which will replace IAS 1 Presentation of Financial Statements. The new standard will establish a revised structure for the consolidated statements of comprehensive income and improve comparability across entities and reporting periods. IFRS 18 is effective for annual periods beginning on or after January 1, 2027. The standard will be applied retrospectively, with certain transition provisions. The company is currently evaluating the impact of adopting IFRS 18 on the consolidated financial statements.

In May 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures to clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled using an electronic payment system. The amendments are effective January 1, 2026, with early adoption permitted. The company is currently evaluating the impact of these amendments on the consolidated financial statements.